91-1551

For Internal Use Only
SEC File No. 9-
[redacted]

07051140

Submit 1 Original
and 9 Copies

| OMB APPROVAL | |
|---|---|
| OMB Number: | 3235-0504 |
| Expires: | June 30, 2007 |
| Estimated average burden hours per response | 2.00 |

**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM 19b-4(e)

APR 2007

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**Philadelphia Stock Exchange, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
**Open-end Management Investment Company**

3. Class of New Derivative Securities Product:
**Index Fund Shares**

4. Name of Underlying Instrument:
**KBW Regional Banking Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
**Narrow-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:
**KRE**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
**New York Stock Market, American Stock Market, Nasdaq Stock Market**

8. Settlement Methodology of New Derivative Securities Product:
**Regular way trades settle on T+3/Book entry only held in DTC**

9. Position Limits of New Derivative Securities Product (if applicable):
**Not Applicable**

PROCESSED
APR 23 2007
THOMSON
FINANCIAL

**Part II Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
**Walt Smith**

Title:
**Vice President, Listings and Projects**

Telephone Number:
**(215) 496-5532**

Manual Signature of Official Responsible for Form:

Date:
**4/10/07**

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | APR 11 2007 |

SEC 2449 (6-01)

PHLX
PHILADELPHIA STOCK EXCHANGE

April 10, 2007

Ms. Gail Jackson
Division of Market Regulation
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20059

Re: Form 19b-4(e) – Selected ETFs

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, the Philadelphia Stock Exchange, Inc. submits the attached originals and nine copies relating to the trading of the following ETFs:

| ETF | Symbol |
|---|---|
| SPDR S&P Retail ETF | XRT |
| SPDR S&P Homebuilders ETF | XHB |
| KBW Regional Banking ETF | KRE |

If you have any questions regarding this filing, please do not hesitate to call me at (215) 496-5162.

Sincerely,

John Dayton

John Dayton
Director and Counsel

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | APR 11 2007 |

END